OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
OTHER CURRENT ASSETS

9. OTHER CURRENT ASSETS

	2021	2020
	$	$
Income taxes recoverable	130	145
Prepaid expenses, deposits and bonds	708	390
Restricted cash	940	765
Forward foreign exchange contracts	-	21
Others	88	12
	1,866	1,333

Excellon Resources Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2021 and 2020

(in thousands of U.S. dollars, except share and per share data)